EQUITY - Schedule Of Non-Controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Equity	$ 125,937	$ 122,642	$ 111,066
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	$ 88,423	$ 86,804	$ 78,996